TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Detail Textuals) - CEO - Employment agreement - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Jun. 30, 2018	May 31, 2016
Disclosure of transactions between related parties [line items]
Number of shares allotted	909,203
Exercise price	$ 3.67
Cost of employment agreement		$ 1.7